Subsequent Events (Details)									6 Months Ended
	Jan. 10, 2025 USD ($) $ / shares shares	Dec. 19, 2024 EUR (€) shares	Nov. 26, 2024 shares	Nov. 11, 2024 USD ($)	Nov. 06, 2024 EUR (€)	Nov. 05, 2024 USD ($)	Aug. 28, 2024 USD ($) shares	Aug. 01, 2024 USD ($) $ / shares	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 EUR (€) $ / shares	Jun. 30, 2023 EUR (€)	May 07, 2024 USD ($)	Mar. 27, 2024	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Subsequent Events [Line Items]
Percentage of share capital		50.00%
Payment received for agreement (in Euro) | €		€ 145,000
Net proceeds amount (in Dollars) | €									€ 5,942,000		€ 2,405,000
Stockholders equity (in Dollars) | €									€ 1,852,000	€ 1,852,000				€ 2,731,000		€ 29,353,000	€ 49,512,000
Minimum bid price (in Dollars per share) | $ / shares										€ 1
Business days									10 days
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares			3,818,969
Percentage of issued shares			19.99%
Converted shares (in Shares) | shares			41,713,270
Belike Nominees Pty Ltd [Member]
Subsequent Events [Line Items]
Default provisions (in Dollars)												$ 1,150,000
Quality Industrial Corp., a Nevada corporation [Member]
Subsequent Events [Line Items]
Percentage of acquisition			69.36%
Al Shola Gas [Member]
Subsequent Events [Line Items]
Interest rate													51.00%
Nasdaq Equity and Minimum Bid-Price Compliance [Member]
Subsequent Events [Line Items]
Stockholders equity (in Dollars)															$ 3,022,125
Subsequent Events [Member]
Subsequent Events [Line Items]
Investment amount (in Dollars)							$ 33,500,000
Shares issued (in Shares) | shares							43,790,850
Additional shares (in Shares) | shares							13,137,254
Minimum bid price (in Dollars per share) | $ / shares								$ 1
Business days								31 days
Amount of minimum bid price requirement (in Dollars)								$ 1
Forecast [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares		1,500	4,171,327
Amount damages claim (in Euro) | €					€ 27,000,000
Repayment outstanding rate				125.00%
Interest rate	8.00%			18.00%
Outstanding balance value (in Dollars)				$ 140,000
Percentage of issued shares			19.99%
Converted shares (in Shares) | shares			41,713,270
Percentage of share capital		50.00%
Payment received for agreement (in Euro) | €		€ 370,100
Aggregate principal amount (in Dollars)	$ 1,280,000
Original issue discount percentage	20.00%
Net proceeds amount (in Dollars)	$ 1,025,000.000
Percentage of notes interest rate	22.00%
Maturity date	July 10, 2026
Conversion price (in Dollars per share) | $ / shares	$ 0.559
Weighted average price rate	80.00%
Trading days	5 days
Floor price (in Dollars per share) | $ / shares	$ 0.1118
Reverse stock split (in Shares) | shares	1
Redemptions occurring percentage	15.00%
Equity line of credit (in Dollars)	$ 25,000,000
Percentage of shares issuable upon conversion of notes	150.00%
Nasdaq stockholder's equity requirement (in Dollars)						$ 10,000,000
Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares	2,292,040		3,818,969
Trading days	90 days
Par value (in Dollars per share) | $ / shares	$ 0.559
Forecast [Member] | Bottom of Range [Member]
Subsequent Events [Line Items]
Working days				3 days
Forecast [Member] | Top of Range [Member]
Subsequent Events [Line Items]
Working days				5 days
Forecast [Member] | Quality Industrial Corp., a Nevada corporation [Member]
Subsequent Events [Line Items]
Percentage of acquisition			69.36%
Forecast [Member] | P2X Spain Sociedad Ltd [Member]
Subsequent Events [Line Items]
Payment received for agreement (in Euro) | €		€ 145,000